Segmented Information - Summary of Revenues and Company's Property and Equipment, Intangibles and Other Assets Located in Geographical Regions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total revenue	$ 100,242,080	$ 78,354,632
Property and equipment	364,366	324,198
Intangible assets	163,092,606	133,667,311
Other assets		1,261,298
Canada and other [member]
Disclosure of geographical areas [line items]
Total revenue	238,342	238,049
United States [member]
Disclosure of geographical areas [line items]
Total revenue	100,003,738	78,116,583
Property and equipment	16,690	8,053
Intangible assets	163,057,425	133,635,377
Canada [member]
Disclosure of geographical areas [line items]
Property and equipment	347,676	316,145
Intangible assets	$ 35,181	31,934
Other assets		$ 1,261,298